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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [ ]; Amendment Number:
                                               ------------

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Thornmark Asset Management Inc.
Address: 119 Spadina Ave. #701
         Toronto, Ontario M5V 2L1
         Canada

Form 13F File Number: 28-
                         -----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Paul Spagnolo
Title: Chief Operating Officer
Phone: 416-204-6220

Signature, Place, and Date of Signing:

/s/ Paul Spagnolo                  Toronto, Ontario             11-08-12
------------------                ------------------           ----------
  [Signature]                       [City, State]                [Date]

Report Type (check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
       -----------------        ---------------------------
    [Repeat as necessary.]

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 37

Form 13F Information Table Value Total: 85,972
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.        Form 13F File Number         Name

               28-
    ------        ------------------        ----------------------------

    [Repeat as necessary.]

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

30-SEP-12                                                          MARKET                   INVESTMENT     OTHER          VOTING
NAME OF ISSUER                  TITLE OF CLASS      CUSIP  VALUE (X$1000)   SHARES   SH/PN  DISCRETION  MANAGERS  AUTHORITY SOLE
------------------------------  --------------  ---------  --------------  -------   -----  ----------  --------  --------------
Toronto-Dominion Bank/The                  COM  891160509      $6,262.17    75,140      SH        Sole                    75,140
Canadian Imperial Bank of Comm             COM  136069101      $5,554.07    71,033      SH        Sole                    71,033
Apple Inc                                  COM  037833100      $4,795.15     7,188      SH        Sole                     7,188
ProShares Short MSCI EAFE                  COM  74347R370      $4,689.58   103,272      SH        Sole                   103,272
Bank of Nova Scotia                        COM  064149107      $4,542.82    82,868      SH        Sole                    82,868
CVS Caremark Corp                          COM  126650100      $3,854.23    79,600      SH        Sole                    79,600
Chevron Corp                               COM  166764100      $3,396.56    29,140      SH        Sole                    29,140
Suncor Energy Inc                          COM  867224107      $3,172.78    96,584      SH        Sole                    96,584
Verizon Communications Inc                 COM  92343V104      $3,066.18    67,285      SH        Sole                    67,285
Mosaic Co/The                              COM  61945C103      $2,932.35    50,900      SH        Sole                    50,900
Pembina Pipeline Corp                      COM  706327103      $2,925.21   104,100      SH        Sole                   104,100
Baytex Energy Corp                         COM  07317Q105      $2,919.46    61,540      SH        Sole                    61,540
General Electric Co                        COM  369604103      $2,869.25   126,343      SH        Sole                   126,343
Pfizer Inc                                 COM  717081103      $2,795.63   112,500      SH        Sole                   112,500
Mondelez International Inc                 COM  609207105      $2,762.26   102,100      SH        Sole                   102,100
Johnson & Johnson                          COM  478160104      $2,673.71    38,800      SH        Sole                    38,800
Baxter International Inc                   COM  071813109      $2,308.34    38,300      SH        Sole                    38,300
EMC Corp/MA                                COM  268648102      $2,165.24    79,400      SH        Sole                    79,400
SPDR Gold Shares                      GOLD SHS  78463V107      $1,993.92    11,600      SH        Sole                    11,600
Procter & Gamble Co/The                    COM  742718109      $1,914.34    27,600      SH        Sole                    27,600
TELUS Corp                                 COM  87971M202      $1,775.85    28,400      SH        Sole                    28,400
Google Inc                                 COM  38259P508      $1,705.17     2,260      SH        Sole                     2,260
Microsoft Corp                             COM  594918104      $1,690.37    56,800      SH        Sole                    56,800
Comcast Corp                          COM CL A  20030N101      $1,486.99    41,600      SH        Sole                    41,600
Target Corp                                COM  87612E106      $1,428.08    22,500      SH        Sole                    22,500
Air Products & Chemicals Inc               COM  009158106      $1,397.63    16,900      SH        Sole                    16,900
Gildan Activewear Inc                      COM  375916103      $1,336.90    42,200      SH        Sole                    42,200
Union Pacific Corp                         COM  907818108      $1,270.09    10,700      SH        Sole                    10,700
McDonald's Corp                            COM  580135101      $1,027.60    11,200      SH        Sole                    11,200
Yamana Gold Inc                            COM  98462Y100        $966.97    50,600      SH        Sole                    50,600
CGI Group Inc                     CL A SUB VTG  39945C109        $892.83    33,240      SH        Sole                    33,240
Tyco International Ltd                     COM  H89128104        $854.15    30,900      SH        Sole                    30,900
Caterpillar Inc                            COM  149123101        $851.02     9,891      SH        Sole                     9,891
Agilent Technologies Inc                   COM  00846U101        $630.58    16,400      SH        Sole                    16,400
Teck Resources Ltd                         COM  878742204        $434.77    14,763      SH        Sole                     14763
CSX Corp                                   COM  126408103        $339.24    16,349      SH        Sole                     16349
Westport Innovations Inc                   COM  960908309        $290.70    10,442      SH        Sole                  10441.86
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